LEASES	12 Months Ended
Mar. 31, 2026
Leases
LEASES

7. LEASES

(a)	Finance leases

The finance lease mainly consists of tipper trucks and machinery and equipment. The total finance lease liability balance as of March 31, 2026 and 2025 amounted to US$1,756,106 and $3,023,548 respectively.

Early termination and disposal of several motor vehicles and machinery under finance lease arrangements.

During the fiscal year 2026, the Company early terminated finance lease agreements relating to several motor vehicles and machinery. Prior to disposal, the Company settled all remaining lease liabilities by paying the outstanding amounts to the lessor and exercised the purchase options. Upon settlement, the right-of-use assets were derecognized, and the underlying assets were reclassified to property, plant and equipment, at which point legal title transferred to the Company. The ROU – finance lease with carrying amount of approximately US$194,510 was terminated during the year ended March 31, 2026. The Company contemporaneously sold these assets to third-party buyers and the gain from termination of USD 327,403 was recognized. The ROU – finance lease with carrying amount of approximately US$44,247 was disposed during the year ended March 31, 2025 and the termination loss of USD 11,026 was recognized.

(b)	Operating leases

The Company leases office spaces for varying periods in Hong Kong. As the majority of the leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company’s lease agreements do not contain any material guarantees or restrictive covenants. Short-term leases, defined as leases with initial term of 12 months or less, are not reflected on the Consolidated Balance Sheets. The most significant assets in the Company’s leasing portfolio relate to office. For purposes of calculating lease liabilities for such leases, the Company have combined lease and non-lease components.

The components of lease expenses are as follows:

	For the year ended March 31,
	2025	2026
	USD	USD

Operating lease expense	81,966	31,064
Finance lease expense
Amortization of right-of-use assets	1,546,442	1,531,337
Interest on lease liabilities	185,166	156,105
Total finance lease expense	1,731,608	1,687,442

The components of finance lease are as follows:

	For the year ended March 31,
	2025	2026
	USD	USD

Finance lease
Right-of-use assets, costs	8,428,505	8,428,505
Accumulated amortization	(4,290,586)	(5,824,443)
Termination	-	(191,989)
Right-of-use assets, net	4,137,919	2,412,073

Other information about the Company’s leases is as follows:

	As of March 31,
	2025	2026
	USD	USD
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	107,936	27,231
Operating cash flows used in finance leases	185,166	156,105
Financing cash flows used in finance leases	1,292,795	1,237,629
Right-of-use assets obtained in exchange for new operating lease liabilities	67,072	-
Right-of-use assets obtained in exchange for new finance lease liabilities	964,362	-
Weighted-average remaining lease term-operating	1.14 years	0.55 years
Weighted-average remaining lease term-finance	2.56 years	1.81 years
Weighted average discount rate-operating	4.0%	4.0%
Weighted average discount rate-finance	6.05%	6.57%

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2026:

	Operating leases	Finance leases	Total
	USD	USD	USD

Year ending March 31,
2027	10,578	1,090,232	1,101,549
2028	-	527,474	527,474
2029	-	265,804	265,065
2030	-	-	-
2031 and thereafter	-	-	-
Total undiscounted lease payments	10,578	1,883,510	1,894,088
Less: imputed interest	(132)	(127,404)	(127,536)
Lease liabilities recognized in the Consolidated Balance Sheet	10,446	1,756,106	1,766,552

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2025:

	Operating leases	Finance leases	Total
	USD	USD	USD

Year ending March 31,
2026	42,923	1,437,484	1,480,407
2027	10,578	1,076,375	1,086,953
2028	-	524,120	524,120
2029	-	264,250	264,250
2030 and thereafter	-	-	-
Total undiscounted lease payments	53,501	3,302,229	3,355,730
Less: imputed interest	(1,227)	(278,681)	(279,908)
Lease liabilities recognized in the Consolidated Balance Sheet	52,274	3,023,548	3,075,822